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December 5, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Asset Allocation Trust (the "Trust")
     File Nos. 333-114788; 811-21569
     CIK No. 0001288255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus relating to the offering of Pioneer Solutions - Balanced Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 36 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on November 26, 2019 (SEC Accession No. 0001288255-19-000010).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
    ---------------------
    Thomas Reyes


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820